Interest-bearing liabilities and financing facilities	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Interest-bearing liabilities and financing facilities	Interest-bearing liabilities and financing facilities

	Liquidity facilities	Bilateral facilities	Syndicated facilities	JBIC facility	US bonds	Medium term notes	Other	Total
	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m
Year ended 31 December 2025
At 1 January 2025	-	495	2,233	1,000	6,069	200	-	9,997
Drawdowns[1]	-	1,400	-	-	3,500	-	-	4,900
Repayments[1]	-	(1,900)	-	-	(1,000)	-	-	(2,900)
Transaction costs capitalised and amortised	-	1	(1)	-	(34)	-	-	(34)
Carrying amount at 31 December 2025	-	(4)	2,232	1,000	8,535	200	-	11,963
Current	-	(2)	(5)	-	789	-	-	782
Non-current	-	(2)	2,237	1,000	7,746	200	-	11,181
Carrying amount at 31 December 2025	-	(4)	2,232	1,000	8,535	200	-	11,963
Undrawn balance at 31 December 2025	-	2,350	1,200	-	-	-	-	3,550
Year ended 31 December 2024
At 1 January 2024	(1)	(6)	594	-	4,087	200	-	4,874
Debt acquired through asset acquisitions[2]	-	-	-	-	-	-	169	169
Drawdowns[1]	-	500	1,650	1,000	2,000	-	-	5,150
Repayments[1,2]	-	-	-	-	-	-	(169)	(169)
Transaction costs capitalised and amortised	1	1	(11)	-	(18)	-	-	(27)
Carrying amount at 31 December 2024	-	495	2,233	1,000	6,069	200	-	9,997
Current	-	(2)	(4)	-	996	-	-	990
Non-current	-	497	2,237	1,000	5,073	200	-	9,007
Carrying amount at 31 December 2024	-	495	2,233	1,000	6,069	200	-	9,997
Undrawn balance at 31 December 2024	-	1,600	1,200	-	-	-	-	2,800
1.Included in cash flows classified within financing activities in the consolidated statement of cash flows.
2.Refer to Note B.7 for details on asset acquisitions. The debt acquired through asset acquisitions was repaid during the year.
Recognition and measurement
All borrowings are initially recognised at fair value less transaction costs. Borrowings are subsequently carried at amortised cost.
Any difference between the proceeds received and the redemption amount is recognised in the income statement over the period of the borrowings using the effective interest method.
Borrowings designated as a hedged item are measured at amortised cost adjusted to record changes in the fair value of risks that are being hedged in fair value hedges.
All bonds, notes and facilities are subject to various covenants and negative pledges restricting future secured borrowings, subject to a number of permitted lien exceptions. Neither the covenants nor the negative pledges have been breached at any time during the reporting period.
Fair value
The carrying amount of interest-bearing liabilities approximates their fair value, with the exception of the Group’s unsecured bonds and the medium term notes. The unsecured bonds have a carrying amount of $8,535 million (2024: $6,069 million) and a fair value of $8,665 million (2024: $5,879 million). The medium term notes have a carrying amount of $200 million (2024: $200 million) and a fair value of
$197 million (2024: $191 million). Fair value is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date and classified as Level 1 on the fair value hierarchy. Where these cash flows are in a foreign currency, the present value is converted to US dollars at the foreign exchange spot rate prevailing at the reporting date.
The Group’s repayment obligations remain unchanged.
Foreign exchange risk
All interest-bearing liabilities are denominated in US dollars.
Maturity profile of interest-bearing liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s interest-bearing liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2025	2024
	US$m	US$m
Due for payment in:
1 year or less	1,406	1,480
1-2 years	1,434	1,747
2-3 years	1,993	1,262
3-4 years	2,126	1,325
4-5 years	1,804	1,965
More than 5 years	7,511	5,815
	16,274	13,594
Amounts exclude transaction costs.
Liquidity facilities
In March 2025, the Group entered into two 12-month liquidity facilities of $1,500 million each. Interest rates are based on daily SOFR plus margin, fixed at the commencement of the drawdown period. These facilities were cancelled upon receiving the cash from the unsecured bonds in May 2025.
Bilateral facilities
The Group has 15 undrawn bilateral loan facilities totalling $2,350 million (2024: 13 bilateral loan facilities totalling $2,100 million).
Details of bilateral loan facilities at the reporting date are as follows:

Number of facilities	Term (years)	Currency	Extension option
1	5-6	US$	Evergreen
5	4-5	US$	Evergreen
5	3-4	US$	Evergreen
4	3 years or less	US$	Evergreen
Interest rates are based on SOFR plus margins are fixed at the commencement of the drawdown period. Interest is paid at the end of the drawdown period. Evergreen facilities may be extended continually by a year subject to the bank’s agreement.
In March 2025, the Group executed two bilateral facilities amounting to $250 million.
In March and April 2025, the Group drew down on eight bilateral facilities amounting to $1,400 million. In June 2025, the Group repaid
$1,900 million of bilateral facilities, inclusive of $500 million which was drawn in January 2024.
Syndicated facility
On 17 January 2020, the Group completed a $600 million syndicated facility with a term of seven years. Interest is based on SOFR plus
CAS plus 1.2%. Interest is paid on a quarterly basis. The facility was fully drawn in 2020.
On 20 June 2024, the Group entered into a $450 million syndicated term loan facility with a tenor of 10 years. Interest is based on daily
SOFR plus CAS and margin. The facility was fully drawn in June 2024.
On 19 September 2024, the Group entered into a $1,200 million syndicated term loan facility with a tenor of 7 years. Interest is based on daily SOFR and margin. The facility was fully drawn in September 2024.
On 27 June 2025, Woodside refinanced existing undrawn $1,200 million syndicated facilities, $600 million expiring on 27 June 2028 and $600 million expiring on 27 June 2030. Interest rates are based on SOFR plus CAS and margins are fixed at the commencement of the drawdown period.
Japan Bank for International Cooperation (JBIC) facility
On 30 May 2024, the Group entered into a $1,000 million loan facility with JBIC with a term of 10 years, to support the funding of the
Scarborough Energy Project. Interest is based on daily SOFR plus margin. The facility was fully drawn in July 2024.
Medium term notes
On 28 August 2015, the Group established a $3,000 million Global Medium Term Notes Programme listed on the Singapore Stock
Exchange. One note is currently issued under this programme as set out below:

Maturity date	Currency	Carrying amount (million)	Nominal interest rate
29 January 2027	US$	200	3.07%
The unutilised program is not considered to be an unused facility.
US bonds
The Group has three series of unsecured bonds issued in reliance on Rule 144A of the US Securities Act of 1933 and six series of unsecured bonds issued in accordance with the registration requirements of the US Securities Act of 1933 (SEC-registered bonds) as set out below:

Maturity date	Carrying amount US$m	Nominal interest rate	Bond type
15 September 2026	800	3.70%	144A
15 March 2028	800	3.70%	144A
19 May 2028	500	4.90%	SEC-registered
4 March 2029	1,500	4.50%	144A
19 May 2030	1,250	5.40%	SEC-registered
19 May 2032	500	5.70%	SEC-registered
12 September 2034	1,250	5.10%	SEC-registered
19 May 2035	1,250	6.00%	SEC-registered
12 September 2054	750	5.70%	SEC-registered
$1,000 million of unsecured bonds matured in March 2025. Interest on the bonds is payable semi-annually in arrears.